Earnings Per Share - Summary of Weighted Average Number of Ordinary Shares (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Weighted average number of ordinary shares outstanding beginning balance	24,567	23,947	23,947
Effect of shares issued	0	620	0
Weighted average number of ordinary shares outstanding ending balance	30,598	24,567	23,947
Increase (decrease) due to corrections of prior period errors [member]
Earnings per share [line items]
Weighted average number of ordinary shares outstanding beginning balance	30,598
Weighted average number of ordinary shares outstanding ending balance		30,598